Right-of-use Assets	12 Months Ended
Dec. 31, 2023
Right-of-use Assets [abstract]
Right-of-use Assets
10.	Right-of-use Assets

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. The right-of-use assets recognized was measured at an amount equal to the recognized lease liabilities (note 13).

The details of the right-of-use assets recognized as at December 31, 2023 are as follows:

	Land lease	Office lease	Total
Balance, December 31, 2021	$1,908,877	$–	$1,908,877
Additions	–	432,335	432,335
Amortization	–	(88,764)	(88,764)
Amortization – Bophelo	(55,041)	–	(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(1,745,205)	–	(1,745,205)
Movement in exchange rates	(108,631)	(19,501)	(128,132)
Balance, December 31, 2022	–	324,070	324,070
Amortization	–	(205,424)	(205,424)
Movement in exchange rates	–	3,336	3,336
Balance, December 31, 2023	$–	$121,982	$121,982

During the year ended December 31, 2023, the Company recorded amortization on its right-of-use assets of $205,424 (2022 – $143,805) of which $nil (2022 – $55,041) was related to discontinued operations.

At December 31, 2022, the Company derecognized right-of-use assets with a net book value of $1,745,205 in connection with the loss of control of Bophelo Bio & Wellness (Pty) Ltd (note 5).